Investments in Unconsolidated Real Estate Ventures - Additional Information (Details) $ in Millions										3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 05, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 12, 2023 CAD ($)	Dec. 01, 2022 REALESTATEVENTURE	Jun. 01, 2022 USD ($)	May 25, 2022 USD ($)	May 25, 2022 CAD ($)	Apr. 30, 2021	Nov. 10, 2020 REALESTATEVENTURE	Sep. 30, 2023 USD ($) REALESTATEVENTURE	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) REALESTATEVENTURE	Sep. 30, 2022 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Property REALESTATEVENTURE	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2023 CAD ($) REALESTATEVENTURE	Dec. 31, 2022 CAD ($) Property REALESTATEVENTURE	Sep. 13, 2022 CAD ($)	Jun. 01, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Oct. 07, 2021 USD ($)	Aug. 18, 2021 CAD ($)	Mar. 17, 2021 StorageFacility	Mar. 17, 2021 STORAGEPROPERTY
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity in earnings (loss) of unconsolidated real estate ventures																	$ (1,690,205)	$ (1,050,250)	$ 0
Purchase price																	$ 51,200,000
Increased amount																						$ 120.0
Initial maximum amount available																									$ 700,000,000
Guarantee obligations recourse percentage										50.00%		50.00%					50.00%			50.00%	50.00%
Forecast
Investments In Unconsolidated Real Estate Ventures [Line Items]
Fund development costs												$ 1,000,000		$ 3,000,000	$ 3,000,000	$ 2,000,000
SmartCentres Storage Finance LP | Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Outstanding amount										$ 91,400,000		$ 91,400,000					$ 86,100,000	52,900,000		$ 124.2	$ 116.7			$ 67.2
Initial maximum amount available												7.82%					6.80%
Maturity date								May 11, 2024
Loan to value ratio										70.00%		70.00%					70.00%			70.00%	70.00%
Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage						50.00%	50.00%			50.00%		50.00%					50.00%			50.00%	50.00%
Regent Property | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage						50.00%	50.00%
Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%
Whitby Property | Subsequent Event
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%
Purchase Price Percentage		50.00%	50.00%
Purchase price		$ 7,700,000
Whitby Property | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%
Whitby Property | SmartCentres Storage Finance LP | Subsequent Event
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%
North Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Purchase Price Percentage		50.00%	50.00%
Purchase price		$ 2,000,000	$ 2.7
Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity in earnings (loss) of unconsolidated real estate ventures										$ 300,000	$ 200,000	$ 1,200,000	$ 600,000				$ 700,000	$ 500,000
Purchase Price Percentage												50.00%
Purchase price												$ 7,700,000
Canada | Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage										50.00%		50.00%								50.00%
Canada | Regent Property | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage										50.00%		50.00%								50.00%
Kingspoint Ontario | SmartCentres Storage Finance LP | Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Increased amount																										$ 120.0
SST IV Merger Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of operating real estate properties | Property																	2				2
SST IV Merger Agreement | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage real estate joint ventures | REALESTATEVENTURE									6
Number of operating real estate properties									3								5				5						3	3
Number of development real estate properties									3								1				1						3	3
Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Purchase Price Percentage						50.00%	50.00%
Purchase price						$ 2,700,000	$ 3.5
SSGT II Merger Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of operating real estate properties | Property																	1				1
Purchase price	$ 15,500,000				$ 261,158,513
SSGT II Merger Agreement | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Initial maximum amount available																							$ 34.3
Guarantee obligations recourse percentage																							50.00%
SSGT II Merger Agreement | SmartCentres Storage Finance LP | Dupont and Aurora Joint Venture Properties
Investments In Unconsolidated Real Estate Ventures [Line Items]
Interests																							50.00%
SSGT II Merger Agreement | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage real estate joint ventures | REALESTATEVENTURE				3					6,000,000			3
Number of operating real estate properties | REALESTATEVENTURE										2		2					1			2	1
Number of development real estate properties | REALESTATEVENTURE										1		1					2			1	2